Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible assets
Intangible assets

7.           Intangible assets:

		Covenant
	Management	not
	service agreement	to complete	Total
Cost

Balance, December 31, 2018	—	—	—
Additions (note 5)	6,020,000	310,000	6,330,000

Balance, December 31, 2019	6,020,000	310,000	6,330,000
Additions	—	—	—

Balance, December 31, 2020	$6,020,000	$310,000	$6,330,000

Accumulated amortization

Balance, December 31, 2018	—	—	—
Amortization	105,907	16,362	122,269

Balance, December 31, 2019	105,907	16,362	122,269
Amortization	401,333	61,999	463,332

Balance, December 31, 2020	$507,240	$78,361	$585,601

Net book value

Balance, December 31, 2019	$5,914,093	$293,638	$6,207,731
Balance, December 31, 2020	5,512,760	231,639	5,744,399

As a part of the Acquisition, the Company acquired goodwill, the management service agreement and covenant not to compete intangible assets (see note 5).

The Company has determined that there are two CGUs: Achieve TMS and the remaining Company operations (“Greenbrook CGU”). The goodwill is fully allocated to the Achieve TMS CGU. During the year ended December 31, 2020 and December 31, 2019, there were no indicators of impairment for the Greenbrook CGU.

The recoverable amount from the Achieve TMS CGU was estimated based on an assessment of value-in-use. The value-in-use for the Achieve TMS CGU is determined by discounting five-year cash flow projections (cash flows beyond the five-year period are extrapolated using perpetuity growth rates). These projections reflect management’s expectations based on past experience and future estimates of operating performance. The discount rates are applied to the cash flow projections and are derived from the weighted average cost of capital for the Achieve TMS CGU.

In measuring the recoverable amounts for goodwill as at December 31, 2020, significant estimates include the perpetuity growth rate of 2% and weighted average cost of capital discount rate of 11.5%. The Company’s discount rates are based on market rates of return, debt to equity ratios, and certain risk premiums, among other things. The perpetuity growth rate is based on expected economic conditions and a general outlook for the industry.

An impairment charge is recognized to the extent that the carrying value exceeds the recoverable amount. No impairment charges have arisen as a result of the reviews performed as at December 31, 2020 (2019 – nil). Reasonably possible changes in key assumptions would not cause the recoverable amount of goodwill to fall below the carrying value.